Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding [Line Items]
Number of common shares	384,912,380	8,254,910
Amount of common shares	$ 768,357	$ 43,353,370
Legacy Rumble Class A common shares [Member]
Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding [Line Items]
Number of common shares		8,119,690
Amount of common shares		$ 43,223,609
Legacy Rumble Class B common shares [Member]
Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding [Line Items]
Number of common shares		135,220
Amount of common shares		$ 129,761
Class A Common Stock [Member]
Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding [Line Items]
Number of common shares	111,467,763
Amount of common shares	$ 741,013
Class C Common Stock [Member]
Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding [Line Items]
Number of common shares	167,662,214
Amount of common shares	$ 16,766
Class D Common Stock [Member]
Shareholders' Equity (Details) - Schedule of common shares are issued and outstanding [Line Items]
Number of common shares	105,782,403
Amount of common shares	$ 10,578